Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2020
T13-QTLY-0121
1.9862236.106

Schedule of Investments November 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 67.7%
	Principal Amount	Value
COMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 0.7%
AT&T, Inc. 1.65% 2/1/28	$ 364,000	$369,115
Verizon Communications, Inc. 5.15% 9/15/23	917,000	1,035,750
		1,404,865
Media – 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	1,435,000	1,516,737
Comcast Corp.:
3.70% 4/15/24	1,361,000	1,498,307
3.95% 10/15/25	151,000	173,096
Discovery Communications LLC 2.95% 3/20/23	586,000	617,769
		3,805,909
Wireless Telecommunication Services – 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.825% 3/22/22 (a)(b)	318,000	320,066
T-Mobile USA, Inc. 3.50% 4/15/25 (c)	257,000	284,211
		604,277
TOTAL COMMUNICATION SERVICES		5,815,051
CONSUMER DISCRETIONARY – 3.9%
Automobiles – 2.7%
American Honda Finance Corp. 0.40% 10/21/22	333,000	333,382
BMW US Capital LLC:
2.70% 4/6/22 (c)	306,000	314,939
3.45% 4/12/23 (c)	206,000	219,108
Daimler Finance North America LLC:
2.30% 2/12/21 (c)	200,000	200,718
2.85% 1/6/22 (c)	300,000	307,751
General Motors Financial Co., Inc.:
SOFR + 1.200% 1.279% 11/17/23 (a)(b)	964,000	964,848
1.70% 8/18/23	338,000	346,168
3.25% 1/5/23	926,000	967,955
4.20% 3/1/21	261,000	262,424
5.20% 3/20/23	136,000	149,165
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (c)	550,000	550,448
2.90% 5/13/22 (c)	700,000	722,836
4.00% 11/12/21 (c)	200,000	206,656
		5,546,398

	Principal Amount	Value

Hotels, Restaurants & Leisure – 0.3%
McDonald's Corp.:
2.625% 1/15/22	$ 255,000	$ 261,480
3.30% 7/1/25	55,000	61,142
Starbucks Corp.:
1.30% 5/7/22	68,000	68,880
3.80% 8/15/25	126,000	142,859
		534,361
Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 0.80% 6/3/25	159,000	161,170
Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	138,000	142,859
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	520,000	586,720
The TJX Cos., Inc. 1.15% 5/15/28	289,000	289,382
		876,102
Specialty Retail – 0.3%
AutoZone, Inc.:
3.125% 7/15/23	159,000	168,496
3.625% 4/15/25	28,000	31,188
Ross Stores, Inc. 0.875% 4/15/26	365,000	361,519
The TJX Cos., Inc. 3.50% 4/15/25	92,000	102,262
		663,465
TOTAL CONSUMER DISCRETIONARY		7,924,355
CONSUMER STAPLES – 4.3%
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	203,000	230,561
Molson Coors Brewing Co.:
3.00% 7/15/26	871,000	949,553
3.50% 5/1/22	206,000	214,411
		1,394,525
Food & Staples Retailing – 0.5%
Costco Wholesale Corp. 1.375% 6/20/27	168,000	172,517
CVS Health Corp.:
3.35% 3/9/21	252,000	254,112
3.70% 3/9/23	490,000	524,187
		950,816
Food Products – 0.3%
Mondelez International, Inc.:
0.625% 7/1/22	399,000	400,923
2.125% 4/13/23	133,000	137,982
		538,905

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – 2.8%
Altria Group, Inc.:
2.35% 5/6/25	$ 48,000	$ 50,869
2.85% 8/9/22	300,000	312,192
3.49% 2/14/22	204,000	211,915
3.80% 2/14/24	168,000	183,471
BAT Capital Corp. 3.222% 8/15/24	487,000	526,909
BAT International Finance PLC:
1.668% 3/25/26	1,108,000	1,127,780
3.95% 6/15/25 (c)	806,000	906,385
Imperial Brands Finance PLC:
3.125% 7/26/24 (c)	250,000	266,720
3.75% 7/21/22 (c)	200,000	208,111
4.25% 7/21/25 (c)	750,000	842,347
Philip Morris International, Inc.:
0.875% 5/1/26	222,000	221,676
1.125% 5/1/23	371,000	378,183
1.50% 5/1/25	192,000	198,305
2.625% 2/18/22	93,000	95,425
2.875% 5/1/24	246,000	264,515
		5,794,803
TOTAL CONSUMER STAPLES		8,679,049
ENERGY – 6.7%
Oil, Gas & Consumable Fuels – 6.7%
BP Capital Markets America, Inc. 2.937% 4/6/23	77,000	81,470
Canadian Natural Resources Ltd.:
2.05% 7/15/25	199,000	204,896
3.45% 11/15/21	1,003,000	1,023,324
Cenovus Energy, Inc.:
3.00% 8/15/22	419,000	420,127
3.80% 9/15/23	206,000	212,463
Chevron Corp. 1.554% 5/11/25	353,000	366,972
Chevron USA, Inc. 0.426% 8/11/23	183,000	183,495
Energy Transfer Operating LP:
2.90% 5/15/25	209,000	216,839
4.20% 9/15/23	263,000	280,014
4.50% 4/15/24	198,000	213,414
Enterprise Products Operating LLC:
2.80% 2/15/21	427,000	429,143
2.85% 4/15/21	623,000	627,402
Equinor ASA:
1.75% 1/22/26	53,000	55,408
2.875% 4/6/25	327,000	355,328
Kinder Morgan Energy Partners LP 3.50% 9/1/23	297,000	317,154

	Principal Amount	Value

Kinder Morgan, Inc. 3.15% 1/15/23	$ 264,000	$ 277,297
Marathon Petroleum Corp. 4.50% 5/1/23	257,000	277,717
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.342% 9/9/22 (a)(b)	52,000	52,008
1.75% 3/1/26	585,000	592,742
3.375% 3/15/23	328,000	346,388
4.50% 7/15/23	204,000	221,141
Newfield Exploration Co. 5.625% 7/1/24	99,000	105,117
Occidental Petroleum Corp.:
2.70% 8/15/22	30,000	29,559
2.90% 8/15/24	268,000	249,910
3.125% 2/15/22	66,000	65,832
3.20% 8/15/26	197,000	173,498
Petrobras Global Finance BV 5.299% 1/27/25	300,000	341,231
Petroleos Mexicanos:
6.49% 1/23/27	420,000	420,000
6.875% 10/16/25 (c)	500,000	522,505
Phillips 66:
1.30% 2/15/26	348,000	350,477
3.70% 4/6/23	539,000	576,683
3.85% 4/9/25	505,000	564,933
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	864,000	887,433
Shell International Finance BV 3.50% 11/13/23	70,000	76,227
Suncor Energy, Inc. 3.60% 12/1/24	309,000	340,340
The Williams Cos., Inc. 3.60% 3/15/22	740,000	765,821
Total Capital International S.A. 2.75% 6/19/21	132,000	133,689
Valero Energy Corp.:
1.20% 3/15/24	435,000	434,919
2.70% 4/15/23	42,000	43,659
2.85% 4/15/25	24,000	25,207
Western Midstream Operating LP:
3 month U.S. LIBOR + 1.850% 2.074% 1/13/23 (a)(b)	101,000	97,678
4.10% 2/1/25	142,000	141,686
5.375% 6/1/21	458,000	461,435
TOTAL ENERGY		13,562,581
FINANCIALS – 32.1%
Banks – 14.6%
Bank of America Corp.:
1.319% 6/19/26 (b)	600,000	607,139
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
2.015% 2/13/26 (b)	$ 1,592,000	$ 1,660,987
4.20% 8/26/24	309,000	345,712
Barclays PLC 3.932% 5/7/25 (b)	1,500,000	1,632,560
BBVA USA:
2.875% 6/29/22	250,000	259,164
3.50% 6/11/21	266,000	269,719
BPCE S.A. 1.652% 10/6/26 (b)(c)	1,250,000	1,270,920
Canadian Imperial Bank of Commerce 0.95% 6/23/23	437,000	442,466
Capital One Bank USA N.A. 2.28% 1/28/26 (b)	350,000	365,100
Capital One N.A. 2.15% 9/6/22	250,000	257,352
CIT Bank N.A. 2.969% 9/27/25 (b)	325,000	338,192
CIT Group, Inc. 3.929% 6/19/24 (b)	40,000	42,204
Citibank N.A. 3.65% 1/23/24	250,000	273,202
Citigroup, Inc.:
2.70% 10/27/22	2,253,000	2,346,765
3.106% 4/8/26 (b)	969,000	1,053,312
4.40% 6/10/25	323,000	369,908
Credit Suisse AG 1.00% 5/5/23	1,000,000	1,013,441
Discover Bank 3.35% 2/6/23	1,000,000	1,057,479
First Republic Bank 1.912% 2/12/24 (b)	250,000	257,473
HSBC Holdings PLC 3.803% 3/11/25 (b)	250,000	272,060
ING Groep N.V. 3.15% 3/29/22	250,000	258,916
Intesa Sanpaolo SpA 3.375% 1/12/23 (c)	475,000	496,351
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	991,000	1,038,168
3.207% 4/1/23 (b)	310,000	321,588
3.22% 3/1/25 (b)	1,360,000	1,469,046
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	950,000	959,890
2.438% 2/5/26 (b)	200,000	210,375
National Bank of Canada 0.90% 8/15/23 (b)	750,000	755,235
Natwest Group PLC:
3.875% 9/12/23	500,000	541,728
4.519% 6/25/24 (b)	1,750,000	1,907,761

	Principal Amount	Value

Regions Financial Corp.:
2.25% 5/18/25	$ 146,000	$ 154,485
2.75% 8/14/22	538,000	558,295
Royal Bank of Canada 1.15% 6/10/25	505,000	515,402
Santander Holdings USA, Inc.:
3.40% 1/18/23	464,000	487,660
3.45% 6/2/25	314,000	340,003
SVB Financial Group 3.125% 6/5/30	147,000	164,929
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	450,000	452,488
Synovus Financial Corp. 3.125% 11/1/22	139,000	143,633
The Toronto-Dominion Bank 0.75% 6/12/23	505,000	509,171
Wells Fargo & Co.:
1.654% 6/2/24 (b)	314,000	321,322
2.164% 2/11/26 (b)	1,926,000	2,016,428
2.406% 10/30/25 (b)	874,000	920,331
4.30% 7/22/27	310,000	361,348
Westpac Banking Corp. 4.11% 7/24/34 (b)	201,000	228,207
Zions Bancorp N.A. 3.35% 3/4/22	250,000	257,766
		29,525,681
Capital Markets – 3.2%
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	320,000	337,609
3.574% 1/9/23 (c)	750,000	774,053
Morgan Stanley:
2.625% 11/17/21	1,671,000	1,706,931
2.72% 7/22/25 (b)	1,116,000	1,193,562
4.875% 11/1/22	46,000	49,713
State Street Corp.:
2.825% 3/30/23 (b)	17,000	17,560
2.901% 3/30/26 (b)	16,000	17,397
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	783,000	788,694
2.905% 7/24/23 (b)	100,000	103,983
3.20% 2/23/23	1,237,000	1,309,548
3.272% 9/29/25 (b)	182,000	198,400
		6,497,450
Consumer Finance – 3.1%
Ally Financial, Inc.:
1.45% 10/2/23	61,000	62,179
3.05% 6/5/23	309,000	325,800
5.125% 9/30/24	452,000	518,393
Capital One Financial Corp. 3.20% 1/30/23	1,252,000	1,323,748

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.454% 1/6/22 (a)(b)	$ 194,000	$ 194,252
0.95% 5/13/22	363,000	366,447
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,509,375
Synchrony Financial:
2.85% 7/25/22	154,000	159,072
4.25% 8/15/24	312,000	342,547
4.375% 3/19/24	521,000	572,521
Toyota Motor Credit Corp.:
0.50% 8/14/23	193,000	193,569
2.60% 1/11/22	691,000	708,368
		6,276,271
Diversified Financial Services – 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	309,736
4.875% 1/16/24	150,000	161,555
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (c)	327,000	321,241
3.625% 5/1/22 (c)	37,000	37,549
3.95% 7/1/24 (c)	49,000	50,353
Bank of America Corp. 1.197% 10/24/26 (b)	665,000	669,309
BNP Paribas S.A.:
2.219% 6/9/26 (b)(c)	400,000	416,818
3.50% 3/1/23 (c)	800,000	851,281
Deutsche Bank AG:
2.129% 11/24/26 (b)	338,000	342,090
3.15% 1/22/21	125,000	125,383
3.30% 11/16/22	1,250,000	1,302,177
HSBC Holdings PLC 1.589% 5/24/27 (b)	500,000	504,303
Intercontinental Exchange, Inc.:
0.70% 6/15/23	318,000	319,609
3.45% 9/21/23	157,000	169,741
International Lease Finance Corp. 5.875% 8/15/22	139,000	149,670
JPMorgan Chase & Co. 1.045% 11/19/26 (b)	964,000	969,100
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	750,000	765,956
2.193% 2/25/25	830,000	874,181
2.623% 7/18/22	250,000	259,131
3.218% 3/7/22	255,000	264,165
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	749,000	750,907
Moody's Corp.:
2.625% 1/15/23	476,000	496,915

	Principal Amount	Value

4.50% 9/1/22	$ 333,000	$ 353,225
4.875% 2/15/24	482,000	543,090
Morgan Stanley 0.56% 11/10/23 (b)	532,000	532,369
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	400,000	408,987
The Bank of Nova Scotia 0.55% 9/15/23	435,000	436,886
The Goldman Sachs Group, Inc. 0.627% 11/17/23 (b)	482,000	483,276
		12,869,003
Insurance – 4.9%
AIG Global Funding:
0.80% 7/7/23 (c)	608,000	613,809
2.30% 7/1/22 (c)	306,000	315,068
American International Group, Inc.:
4.20% 4/1/28	255,000	303,864
4.875% 6/1/22	1,017,000	1,084,064
Aon Corp. 2.20% 11/15/22	374,000	386,984
Empower Finance 2020 LP 1.357% 9/17/27 (c)	252,000	252,896
Equitable Financial Life Global Funding:
0.50% 11/17/23 (c)	532,000	532,475
1.40% 8/27/27 (c)	532,000	532,912
Equitable Holdings, Inc. 3.90% 4/20/23	202,000	218,002
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/25 (c)	880,000	880,044
Guardian Life Global Funding:
1.10% 6/23/25 (c)	309,000	312,474
1.40% 7/6/27 (c)	702,000	707,805
Liberty Mutual Group, Inc. 5.00% 6/1/21 (c)	245,000	250,592
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	432,000	443,039
3.875% 3/15/24	354,000	390,761
4.80% 7/15/21	209,000	212,605
MassMutual Global Funding II 0.85% 6/9/23 (c)	500,000	505,835
Met Tower Global Funding 0.55% 7/13/22 (c)	409,000	410,792
Metropolitan Life Global Funding I 0.90% 6/8/23 (c)	723,000	732,490
New York Life Global Funding 1.10% 5/5/23 (c)	134,000	136,302
Pacific Life Global Funding II 1.20% 6/24/25 (c)	387,000	392,839
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Pricoa Global Funding I 2.40% 9/23/24 (c)	$ 317,000	$ 335,688
		9,951,340
TOTAL FINANCIALS		65,119,745
HEALTH CARE – 5.0%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	126,000	129,902
Health Care Equipment & Supplies – 1.0%
Alcon Finance Corp. 2.75% 9/23/26 (c)	200,000	218,199
Becton Dickinson & Co. 2.894% 6/6/22	570,000	589,542
Boston Scientific Corp.:
1.90% 6/1/25	241,000	252,311
3.45% 3/1/24	371,000	402,399
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	482,000	489,099
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.977% 3/19/21 (a)(b)	129,000	129,026
		2,080,576
Health Care Providers & Services – 1.0%
Anthem, Inc. 2.95% 12/1/22	84,000	88,094
Centene Corp. 4.75% 1/15/25	406,000	418,476
Cigna Corp.:
3.40% 9/17/21	371,000	379,944
3.75% 7/15/23	557,000	602,975
Humana, Inc. 2.50% 12/15/20	138,000	138,109
UnitedHealth Group, Inc.:
1.25% 1/15/26	28,000	28,794
3.35% 7/15/22	291,000	305,411
		1,961,803
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	978,000	1,087,827
Pharmaceuticals – 2.4%
AbbVie, Inc.:
2.30% 11/21/22	186,000	192,550
3.45% 3/15/22	879,000	908,674
Bayer US Finance II LLC:
3.50% 6/25/21 (c)	500,000	507,401
4.25% 12/15/25 (c)	550,000	629,330

	Principal Amount	Value

Bristol-Myers Squibb Co.:
2.60% 5/16/22	$ 245,000	$ 253,279
2.90% 7/26/24	300,000	324,182
3.20% 6/15/26	449,000	503,820
Elanco Animal Health, Inc.:
4.912% 8/27/21	209,000	214,246
5.272% 8/28/23	204,000	221,639
Utah Acquisition Sub, Inc. 3.15% 6/15/21	1,072,000	1,085,317
Viatris, Inc.:
1.125% 6/22/22 (c)	70,000	70,626
1.65% 6/22/25 (c)	23,000	23,688
		4,934,752
TOTAL HEALTH CARE		10,194,860
INDUSTRIALS – 3.1%
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (c)	195,000	195,162
The Boeing Co.:
1.95% 2/1/24	385,000	388,695
4.875% 5/1/25	148,000	165,215
		749,072
Airlines – 0.4%
American Airlines Pass Through Trust 3.85% 8/15/29	370,332	266,304
Delta Air Lines, Inc. 2.90% 10/28/24	300,000	286,632
United Airlines Pass Through Trust 3.50% 11/1/29	256,764	215,682
		768,618
Building Products – 0.2%
Carrier Global Corp. 2.242% 2/15/25 (c)	448,000	470,377
Commercial Services & Supplies – 0.3%
Republic Services, Inc. 0.875% 11/15/25	723,000	726,220
Industrial Conglomerates – 0.5%
General Electric Co. 3.45% 5/1/27	36,000	39,653
Honeywell International, Inc. 0.483% 8/19/22	411,000	411,616
Roper Technologies, Inc.:
1.00% 9/15/25	48,000	48,274
2.80% 12/15/21	166,000	169,835
3.65% 9/15/23	152,000	164,981
Trane Technologies Global Holding Co. Ltd. 2.90% 2/21/21	126,000	126,666
		961,025

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 0.8%
Deere & Co. 2.75% 4/15/25	$ 22,000	$ 23,937
John Deere Capital Corp.:
0.70% 7/5/23	138,000	139,190
2.60% 3/7/24	311,000	332,259
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	159,000	159,040
2.056% 4/5/25	568,000	596,620
Wabtec Corp. 4.40% 3/15/24	323,000	352,679
		1,603,725
Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.50% 3/1/21	132,000	132,573
2.625% 7/1/22	695,000	713,110
3.375% 6/1/21	268,000	271,127
		1,116,810
TOTAL INDUSTRIALS		6,395,847
INFORMATION TECHNOLOGY – 1.9%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	39,898
IT Services – 0.5%
PayPal Holdings, Inc.:
1.35% 6/1/23	167,000	171,123
1.65% 6/1/25	100,000	103,980
The Western Union Co. 4.25% 6/9/23	759,000	821,699
		1,096,802
Semiconductors & Semiconductor Equipment – 0.3%
Micron Technology, Inc.:
2.497% 4/24/23	159,000	166,038
4.185% 2/15/27	300,000	346,377
		512,415
Software – 0.4%
Microsoft Corp. 2.40% 8/8/26	693,000	754,959
Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc. 2.45% 8/4/26	693,000	754,201
Dell International LLC / EMC Corp. 5.45% 6/15/23 (c)	629,000	695,931
		1,450,132
TOTAL INFORMATION TECHNOLOGY		3,854,206

	Principal Amount	Value
MATERIALS – 0.7%
Chemicals – 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (c)	$ 127,000	$ 134,350
LYB International Finance III LLC 1.25% 10/1/25	301,000	303,687
Nutrition & Biosciences, Inc.:
0.697% 9/15/22 (c)	66,000	66,237
1.23% 10/1/25 (c)	385,000	389,771
The Mosaic Co. 3.25% 11/15/22	476,000	497,608
TOTAL MATERIALS		1,391,653
REAL ESTATE – 2.3%
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp. 1.30% 9/15/25	129,000	131,189
Boston Properties LP 3.20% 1/15/25	752,000	815,295
Brixmor Operating Partnership LP 3.875% 8/15/22	408,000	424,323
Crown Castle International Corp. 1.35% 7/15/25	27,000	27,429
Federal Realty Investment Trust 2.55% 1/15/21	109,000	109,080
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	33,832
Omega Healthcare Investors, Inc. 4.375% 8/1/23	307,000	330,671
Retail Properties of America, Inc. 4.00% 3/15/25	150,000	150,651
SBA Tower Trust:
1.884% 7/15/50 (c)	86,000	88,543
2.836% 1/15/50 (c)	137,000	145,493
Simon Property Group LP 2.75% 6/1/23	922,000	969,944
VEREIT Operating Partnership LP 2.20% 6/15/28	24,000	24,142
Welltower, Inc.:
3.625% 3/15/24	206,000	224,103
3.95% 9/1/23	206,000	223,917
		3,698,612
Real Estate Management & Development – 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,347
4.10% 10/1/24	19,000	19,990
Ventas Realty LP:
2.65% 1/15/25	195,000	207,820
3.00% 1/15/30	310,000	329,476
3.125% 6/15/23	199,000	209,171
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.50% 4/15/24	$ 129,000	$ 140,407
		917,211
TOTAL REAL ESTATE		4,615,823
UTILITIES – 4.8%
Electric Utilities – 1.3%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	134,000	134,343
2.80% 1/15/23	139,000	145,916
Cleco Corporate Holdings LLC 3.743% 5/1/26	166,000	178,397
Duke Energy Corp. 1.80% 9/1/21	371,000	374,546
Eversource Energy 2.50% 3/15/21	427,000	428,845
Exelon Corp. 3.497% 6/1/22	722,000	752,845
FirstEnergy Corp.:
1.60% 1/15/26	29,000	28,209
2.05% 3/1/25	138,000	138,122
ITC Holdings Corp. 2.70% 11/15/22	154,000	160,161
The Southern Co. 2.35% 7/1/21	138,000	139,399
Xcel Energy, Inc. 2.40% 3/15/21	84,000	84,346
		2,565,129
Independent Power and Renewable Electricity Producers – 0.5%
Emera US Finance LP 2.70% 6/15/21	435,000	439,236
The AES Corp. 3.30% 7/15/25 (c)	519,000	566,104
		1,005,340
Multi-Utilities – 3.0%
CenterPoint Energy, Inc. 2.50% 9/1/22	420,000	434,198
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	365,000	389,166
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.776% 9/15/23 (a)(b)	258,000	258,414
2.00% 8/15/21	1,196,000	1,207,993
2.715% 8/15/21	447,000	453,818
DTE Energy Co.:
0.55% 11/1/22	385,000	385,821
2.25% 11/1/22	300,000	310,776
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.602% 7/28/23 (a)(b)	361,000	361,143
2.85% 4/1/25	78,000	84,987

	Principal Amount	Value

NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	$ 768,000	$ 832,128
NiSource, Inc.:
0.95% 8/15/25	424,000	423,784
2.95% 9/1/29	203,000	223,054
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	139,000	141,045
2.65% 11/15/22	139,000	144,879
Sempra Energy 2.90% 2/1/23	197,000	206,511
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.577% 9/14/23 (a)(b)	103,000	103,030
Virginia Electric & Power Co. 2.75% 3/15/23	131,000	137,305
		6,098,052
TOTAL UTILITIES		9,668,521
TOTAL NONCONVERTIBLE BONDS (Cost $134,744,660)		137,221,691
U.S. Treasury Obligations – 19.3%

U.S. Treasury Notes:
0.125% 8/15/23	9,900,300	9,886,764
0.25% 11/15/23 to 7/31/25	9,640,000	9,623,396
0.375% 4/30/25	7,352,000	7,370,954
0.50% 10/31/27	1,605,600	1,593,056
0.625% 11/30/27	1,162,000	1,162,363
0.875% 11/15/30	2,318,700	2,324,135
2.125% 3/31/24	1,952,500	2,075,752
2.375% 8/15/24	4,632,700	4,995,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,942,776)		39,032,317
Asset-Backed Securities – 5.5%

AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (c)	229,305	216,607
American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (c)	10,122	10,130
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	82,395	82,853
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	341,434
CarMax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	199,336	203,685
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	296,784

Quarterly Report	8

Asset-Backed Securities – continued
	Principal Amount	Value
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (c)	$ 523,265	$ 529,725
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% 8/16/32 (c)	358,582	359,273
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (c)	357,264	361,412
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (c)	108,693	109,386
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (c)	184,010	185,444
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (c)	174,810	175,928
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (c)	110,000	111,937
Dell Equipment Finance Trust Series 2020-2, Class A2 0.47% 10/24/22 (c)	180,000	180,308
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (c)	219,000	219,570
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	248,590
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (c)	145,115	145,718
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (c)	105,000	106,528
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (c)	460,000	460,252
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (c)	250,000	272,747
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (c)	726,000	729,760
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	375,000	376,828
GM Financial Automobile Leasing Trust Series 2020-3, Class A3 0.45% 8/21/23	235,000	235,450
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	342,000	342,287
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (c)	328,000	330,575

	Principal Amount	Value
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (c)	$ 169,000	$ 169,584
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (c)	403,000	403,395
HPEFS Equipment Trust Series 2020-2A, Class A2 0.65% 7/22/30 (c)	570,000	571,082
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	201,843
John Deere Owner Trust Series 2020-A, Class A2 1.01% 1/17/23	156,373	156,905
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	152,005
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A3 0.40% 11/15/23	180,000	180,240
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (c)	202,000	207,994
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (b)(c)	67,763	67,938
Nationstar HECM Loan Trust Series 2020-1A, Class A1 1.269% 9/25/30 (b)(c)	223,119	222,829
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (c)	445,000	446,168
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (c)	107,156	108,323
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (c)	358,399	361,663
Tesla Auto Lease Trust Series 2020-A, Class A2 0.55% 5/22/23 (c)	153,000	153,268
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (c)	174,000	174,938
Towd Point Mortgage Trust Series 2020-4, Class A1 1.75% 10/25/60 (c)	107,742	110,042
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (c)	26,077	26,130
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	325,793
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (c)	156,000	159,113
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24	244,000	244,371
TOTAL ASSET-BACKED SECURITIES (Cost $10,982,101)		11,076,835
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – 4.5%
	Principal Amount	Value
PRIVATE SPONSOR – 3.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (c)	$ 138,000	$ 137,690
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	546,969
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	224,436
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.061% 10/15/36 (a)(b)(c)	383,516	383,516
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.091% 11/15/36 (a)(b)(c)	100,000	99,311
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (c)	131,000	135,435
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	141,177
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	230,637	234,391
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (c)	100,000	103,152
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	115,528
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (c)	257,000	263,970
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	277,525
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (c)	770,000	787,540
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class A4 3.994% 1/15/46 (b)	162,576	174,309
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	104,689	105,464

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.141% 9/15/29 (a)(b)(c)	$ 121,000	$ 118,876
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	354,259
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	362,700
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (c)	273,000	279,086
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (b)(c)	200,000	204,776
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	577,606	608,520
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	495,532	520,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	133,945	145,235
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (c)	302,000	312,012
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (b)(c)	130,177	135,662
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (c)	239,000	249,240
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	241,879	246,703
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57	320,240	342,458
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	281,000	303,839
TOTAL PRIVATE SPONSOR		7,914,748

Quarterly Report	10

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.6%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	$ 68,211	$ 71,574
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	655,793	687,344
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	206,824	215,365
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	43,023	43,369
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	45,764	46,150
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	249,356	266,116
TOTAL U.S. GOVERNMENT AGENCY		1,329,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,155,818)		9,244,666
U.S. Government Agency - Mortgage Securities – 1.8%

Fannie Mae – 1.0%
3.00% 3/1/50	1,288,037	1,379,493
4.50% 3/1/39 to 9/1/49	534,821	591,028
TOTAL FANNIE MAE		1,970,521
Freddie Mac – 0.7%
0.25% 8/24/23	661,000	661,006
2.00% 1/1/32	813,815	850,718
TOTAL FREDDIE MAC		1,511,724
U.S. Government Agency – 0.1%
3.00% 12/1/31	132,305	139,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,585,062)		3,621,334
Municipal Securities – 0.4%
	Principal Amount	Value
California Gen. Oblig. Series 2019 2.400% 10/1/25	$ 220,000	$ 238,440
New York Urban Dev. Corp. Rev. Series 2017 D:
2.55% 3/15/22	275,000	280,957
2.70% 3/15/23	235,000	244,353
TOTAL MUNICIPAL SECURITIES (Cost $731,712)		763,750
Foreign Government and Government Agency Obligations – 0.1%

Mexico Government International Bond 3.250% 4/16/30 (Cost $199,014)	200,000	212,700

Money Market Fund – 1.6%
	Shares
Fidelity Cash Central Fund, 0.09% (d) (Cost $3,359,200)	3,358,530	3,359,202
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $201,700,343)		204,532,495
NET OTHER ASSETS (LIABILITIES) – (0.9%)		(1,911,509)
NET ASSETS – 100.0%		$ 202,620,986

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,572,664 or 16.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,727
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, foreign government and government agency obligations and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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13	Quarterly Report